                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652

                     Fiduciary/Claymore MLP Opportunity Fund
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                            2455 Corporate West Drive
                                 Lisle, IL 60532
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2007 - June 30, 2008

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Proxy Voting Record.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2007 - 06/30/2008
Fiduciary/Claymore MLP Opportunity Fund

=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================

ABRAXAS PETROLEUM CORPORATION

Ticker:       ABP            Security ID:  003830106
Meeting Date: MAY 21, 2008   Meeting Type: Annual
Record Date:  APR 16, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01.1  Election of Directors - C. SCOTT          For       For        Management
      BARTLETT, JR.
01.2  Election of Directors - RALPH F. COX      For       For        Management
01.3  Election of Directors - DENNIS E. LOGUE   For       For        Management
02    Amend Stock Compensation Plan             For       For        Management
03    Ratify Appointment of Independent         For       For        Management
      Auditors

--------------------------------------------------------------------------------

COPANO ENERGY LLC

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 15, 2008   Meeting Type: Annual
Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Directors                           For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAR 13, 2008   Meeting Type: Special
Record Date:  JAN 25, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    Stock Conversion                          For       For        Management

--------------------------------------------------------------------------------

COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 15, 2008   Meeting Type: Annual
Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01.1  Election of Directors - JAMES G. CRUMP    For       For        Management
01.2  Election of Directors - ERNIE L. DANNER   For       For        Management
01.3  Election of Directors - JOHN R. ECKEL,    For       For        Management
      JR.
01.4  Election of Directors - SCOTT A.          For       For        Management
      GRIFFITHS
01.5  Election of Directors - MICHAEL L.        For       For        Management
      JOHNSON
01.6  Election of Directors - T. WILLIAM PORTER For       For        Management
01.7  Election of Directors - WILLIAM L.        For       For        Management
      THACKER
02    Ratify Appointment of Independent         For       For        Management
      Auditors

--------------------------------------------------------------------------------

CROSSTEX ENERGY L P

Ticker:       XTEX           Security ID:  22765U102
Meeting Date: APR 4, 2008    Meeting Type: Annual
Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    Miscellaneous Corporate Governance        For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ENTERPRISE PRODUCTS PARTNERS L.P.

Ticker:       EPD            Security ID:  293792107
Meeting Date: JAN 29, 2008   Meeting Type: Special
Record Date:  DEC 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    Approve Stock Compensation Plan           For       Against    Management

--------------------------------------------------------------------------------

LINN ENERGY LLC

Ticker:       LINE           Security ID:  536020100
Meeting Date: MAY 29, 2008   Meeting Type: Annual
Record Date:  APR 1, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Directors                           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Amended Long-Term Incentive Plan  For       For        Management

--------------------------------------------------------------------------------

MAGELLAN MIDSTREAM PARTNERS L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 23, 2008   Meeting Type: Annual
Record Date:  FEB 25, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01.1  Election of Directors - JAMES R. MONTAGUE For       For        Management
01.2  Election of Directors - DON R. WELLENDORF For       For        Management

--------------------------------------------------------------------------------

MARKWEST ENERGY PARTNERS LP

Ticker:       MWE            Security ID:  570759100
Meeting Date: FEB 21, 2008   Meeting Type: Special
Record Date:  JAN 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    Approve Merger Agreement                  For       For        Management
02    Stock Issuance                            For       For        Management
03    Stock Issuance                            For       For        Management
04    Miscellaneous Corporate Actions           For       For        Management
05    Approve Stock Compensation Plan           For       For        Management
06    Approve Motion to Adjourn Meeting         For       For        Management

--------------------------------------------------------------------------------

MARKWEST ENERGY PARTNERS LP

Ticker:       MWE            Security ID:  570759100
Meeting Date: JUN 4, 2008    Meeting Type: Annual
Record Date:  APR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01.1  Election of Directors - JOHN M. FOX       For       For        Management
01.2  Election of Directors - KEITH E. BAILEY   For       For        Management
01.3  Election of Directors - MICHAEL L. BEATTY For       For        Management
01.4  Election of Directors - CHARLES K.        For       For        Management
      DEMPSTER
01.5  Election of Directors - DONALD C.         For       For        Management
      HEPPERMANN
01.6  Election of Directors - WILLIAM A.        For       For        Management
      KELLSTROM
01.7  Election of Directors - ANNE E. FOX       For       For        Management
      MOUNSEY
01.8  Election of Directors - WILLIAM P.        For       For        Management
      NICOLETTI
01.9  Election of Directors - FRANK M. SEMPLE   For       For        Management
01.10 Election of Directors - DONALD D. WOLF    For       For        Management
02    Ratify Appointment of Independent         For       For        Management
      Auditors

--------------------------------------------------------------------------------

NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102
Meeting Date: APR 24, 2008   Meeting Type: Annual
Record Date:  MAR 5, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01.1  Election of Directors - CURTIS V.         For       For        Management
      ANASTASIO
01.2  Election of Directors - WILLIAM B.        For       For        Management
      BURNETT
02    Ratify Appointment of Independent         For       For        Management
      Auditors
========== END NPX REPORT
</PRE>

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund


By:    /s/ J. Thomas Futrell
       ---------------------------------
Name:  J. Thomas Futrell
Title: Chief Executive Officer
Date:  August 18, 2008